THE PHOENIX EDGE SERIES FUND

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2004

At a Special Meeting of Shareholders held on September 14, 2004, the shareholders of the Merging Series listed below approved an Agreement and Plan of Reorganization transferring all of the assets and liabilities to the Surviving Series listed below, including the distribution of shares of the Merging Series to shareholders of the Surviving Series in complete liquidation of the Merging Series.

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

-------------------------------------------------------------------------------------------------------
                   MERGING SERIES                                     SURVIVING SERIES
-------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series      Phoenix-Oakhurst Growth and Income Series
----------------------------------------------------- -------------------------------------------------
Phoenix-MFS Investors Trust Series                    Phoenix-Oakhurst Growth and Income Series
----------------------------------------------------- -------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series         Phoenix-Aberdeen International Series
----------------------------------------------------- -------------------------------------------------
Phoenix-MFS Value Series                              Phoenix-Oakhurst Value Equity Series
----------------------------------------------------- -------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                  Phoenix-Engemann Capital Growth Series
-------------------------------------------------------------------------------------------------------



Dated: September 24, 2004                             Please keep this supplement for future reference.
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